Share Capital, Reserves and Retained Earnings - Disclosure of Disaggregation of Changes of OCI (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	€ 1,709	€ (3,575)	€ 475
Share of OCI of equity-method investees	2,328	(373)	111
Actuarial losses on employees' leaving entitlement	(627)	(212)	(615)
Total	3,410	(4,160)	(29)
Translation reserve [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	1,709	(3,575)	475
Share of OCI of equity-method investees	2,328	(373)	111
Total	4,037	(3,948)	586
Remeasurement of defined benefit obligation [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Actuarial losses on employees' leaving entitlement	(627)	(212)	(615)
Total	€ (627)	€ (212)	€ (615)